SCHEDULE OF AMORTIZATION EXPENSE (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 13,199	$ 6,396
“Research expenses” (Note 18)	(642)	(4,209)
Amortization expense	12,557	2,187
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
Total	642	4,209
Computer software [member]
IfrsStatementLineItems [Line Items]
Total	2,160	2,187
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Total
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
Total	$ 10,397